JAGUAR GLOBAL PROPERTY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2020
1
The following is a summary of the inputs used to value the Fund's investments as of May 31, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 and Level 2 values displayed in this table are Common Stock. Refer to this Schedule of Investments for a further breakout of each security by country.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
Shares Security Description Value
Common Stock - 92.5%
Australia - 3.4%
75,600 Mirvac Group REIT $ 118,419
118,200 Vicinity Centres Re, Ltd. REIT 126,846
245,265
Belgium - 2.8%
907 VGP NV 117,797
3,294 Warehouses de Pauw CVA REIT 86,678
204,475
China - 3.7%
45,000 China Overseas Land & Investment, Ltd. 137,006
34,000 China Resources Land, Ltd. 134,000
271,006
France - 1.7%
670 Gecina SA REIT 86,050
2,120 Klepierre SA REIT 40,100
126,150
Germany - 5.4%
2,690 ADO Properties SA
(a)
77,876
5,459 Vonovia SE 313,774
391,650
Hong Kong - 5.0%
79,000 Hang Lung Properties, Ltd. 166,123
31,797 Kerry Properties, Ltd. 75,067
116,817 New World Development Co., Ltd. 117,699
358,889
Japan - 6.9%
8,000 Mitsui Fudosan Co., Ltd. 153,813
24 Nippon Prologis REIT, Inc. 67,653
6,000 Sumitomo Realty & Development Co., Ltd. 166,044
21,500 Tokyu Fudosan Holdings Corp. 108,851
496,361
Netherlands - 0.3%
370 Unibail-Rodamco-Westfield REIT 19,591
Singapore - 1.9%
29,000 UOL Group, Ltd. 140,402
Spain - 1.8%
6,680 Arima Real Estate SOCIMI SA REIT
(b)
68,664
7,245 Merlin Properties Socimi SA REIT 60,720
129,384
Sweden - 1.2%
7,220 Fabege AB 87,352
United Kingdom - 4.1%
12,234 Great Portland Estates PLC REIT 98,359
17,678 Primary Health Properties PLC REIT 33,622
7,440 The UNITE Group PLC REIT 79,801
28,667 Urban & Civic PLC 81,960
293,742
United States - 54.3%
4,150 Agree Realty Corp. REIT 260,496
10,530 American Homes 4 Rent, Class A REIT 265,777
7,940 Americold Realty Trust REIT 283,537
1,380 Boston Properties, Inc. REIT 118,652
6,740 CareTrust REIT, Inc. 125,566
4,437 Cousins Properties, Inc. REIT 138,079
3,110 CyrusOne, Inc. REIT 231,197
4,320 Douglas Emmett, Inc. REIT 126,835
250 Equinix, Inc. REIT 174,408
2,750 Equity LifeStyle Properties, Inc. REIT 171,325
3,830 Equity Residential REIT 231,945
2,010 Extra Space Storage, Inc. REIT 194,468
4,710 Healthcare Realty Trust, Inc. REIT 144,597
1,200 Life Storage, Inc. REIT 116,976
Shares Security Description Value
United States - 54.3% (continued)
2,620 Mid-America Apartment Communities,
Inc. REIT $ 304,863
1,820 National Health Investors, Inc. REIT 100,992
2,210 Prologis, Inc. REIT 202,215
3,145 Regency Centers Corp. REIT 134,575
380 SBA Communications Corp. REIT 119,369
1,530 Simon Property Group, Inc. REIT 88,281
720 Sun Communities, Inc. REIT 98,777
5,680 Terreno Realty Corp. REIT 290,759
3,923,689
Total Common Stock (Cost $6,809,975) 6,687,956
Investments, at value - 92.5% (Cost $6,809,975) $ 6,687,956
Other Assets & Liabilities, Net - 7.5% 542,749
Net Assets - 100.0% $ 7,230,705
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Security exempt from registration under Rule 144A under the Securities
Act of 1933. At the period end, the value of these securities amounted to $77,876 or 1.1% of net assets.
(b) Non-income producing security.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 6,687,956
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 6,687,956

JAGUAR GLOBAL PROPERTY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2020
2
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED
ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS
INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY
VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES
INVESTED BY THE FUND.